Income Taxes (Details 2) - USD ($) $ in Millions		12 Months Ended
		Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Income Tax Disclosure [Abstract]
Notional U.S. federal income tax expense at the statutory rate		$ 250	$ 215	$ 209
U.S. state income tax provision, net		(11)	(12)	(3)
Non U.S. net earnings	[1]	(199)	(232)	(175)
Nondeductible charges		58	47	78
Valuation allowance		3	4	4
Other		(1)	2	(5)
Total income tax provision		$ 100	$ 24	$ 108

[1]	Excludes nondeductible charges and other items which are broken out separately in the table.